Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Recoverable amount	$ 40,523	$ 140,290
Estimated percentage	21.00%	20.00%
Revenues and revenues terminal growth rate, description	Revenues annual growth rate is expected to gradually decrease from 35.8% in 2023 to 21.5% in 2027.
RevenuesMarginExpectedDescription	EBITDA margin is expected to gradually increase from negative 153.8% in 2023, to negative 47.6% in 2027.	EBITDA margin is expected to gradually increase from negative 280.7% in 2022 to 17.1% in 2030 onward, which represents the EBITDA margin assumed for the long-term. This estimation is supported by a sample of projected EBITDA margin of comparable companies, according to analyst reports
Effective tax rate		16.00%
NanoFabrica’s revenues [Member]
Intangible Assets (Details) [Line Items]
Revenues and revenues terminal growth rate, description		Revenues annual growth rate is expected to gradually decrease from 33.33% in 2026 to 5% in 2029. From 2030 onward, revenues are expected to increase at an annual rate of 3%, which reflects the long-term growth rate assumed